Aaron T. Gilbride (202) 419-8423 agilbride@stradley.com	Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

May 1, 2013

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 33 under the 1933 Act and Amendment No. 35 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”).  The Trust is filing the Amendment for the purpose of adding multiple new series of shares to the Trust, designated as EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF and EGShares EM Equal Weight Sector ETF (each individually referred to as a “Fund” and collectively referred to as the “Funds”).  The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Aaron T. Gilbride
Aaron T. Gilbride

Cc:	Robert C. Holderith
Michael D. Mabry

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